Business activity	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Business activity

1.	Business activity

Fusion Fuel Green plc (the “Parent” or “Company”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is The Victorians, 15-18 Earlsfort Terrace, Saint Kevin’s, Dublin 2, D02 YX28, Ireland.

The Company is an energy services and infrastructure group focused on the distribution of liquefied petroleum gas (“LPG”), engineering and advisory services, and the development of clean energy solutions. Through its operating subsidiaries, including Quality Industrial Corp. (“QIND”) and its subsidiary Al Shola Al Modea Gas Distribution LLC (“Al Shola Gas”), the Group provides LPG distribution, installation and maintenance services, as well as engineering and infrastructure solutions to commercial, industrial and residential customers in the United Arab Emirates. The Group also provides hydrogen and clean energy engineering and advisory services through Bright Hydrogen Solutions (“BrightHy”), and, through BioSteam Energy (Proprietary) Limited (“BioSteam”), commenced biomass-powered industrial steam production in South Africa in May 2026.

On 21 July 2026, after the end of the reporting period, the Company completed the acquisition of Royal Uranium Inc. (“Royal Uranium”), adding a portfolio of uranium and gas royalty interests to the Group (Note 28).

The Company has a well-established risk management process which is managed through its management team, finance committee and board of directors. The key risks are evaluated throughout the period with key business leaders tasked to manage each risk as required. These risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

Company history

The 2020 Merger

On December 10, 2020, Fusion Fuel Green plc completed a business combination with HL Acquisitions Corp. and Fusion Welcome - Fuel S.A. The transaction was accounted for as a reverse recapitalisation, with Fusion Fuel as the accounting acquirer. The Company became listed on the NASDAQ Global Market under the ticker symbol HTOO and raised additional capital through a concurrent private placement.

Insolvency of Fusion Fuel Portugal, S.A.

On November 11, 2024, Fusion Fuel Portugal, S.A. filed for insolvency, resulting in the appointment of an insolvency administrator and loss of control by the Group. As a result, Fusion Fuel Portugal and its subsidiaries were deconsolidated from the Group’s financial statements.

Acquisition of Quality Industrial Corp.

On November 26, 2024, the Company acquired a 69.36% interest in QIND, a U.S.-based industrial holding company. QIND holds a controlling interest in Al Shola Gas, an LPG distribution and engineering business in the United Arab Emirates. The acquisition marked the Group’s strategic shift towards energy infrastructure and LPG distribution activities.

2025 developments

The year ended 31 December 2025 was the first full year of the Group’s repositioned business model, centred on LPG distribution through QIND and Al Shola Gas, together with engineering and advisory activities through BrightHy and the Group’s investment in BioSteam. During 2025 the Group converted and settled the outstanding convertible notes under the Macquarie facility, completed private placements in July and December 2025, and regained compliance with the Nasdaq listing requirements following a 1-for-35 reverse share split.

First half 2026 developments

Capital and liquidity

In January 2026, holders exercised 57,428 of the $3.50 warrants issued in connection with the December 2025 warrant exchange, and a further 21,428 $3.50 warrants were exchanged for pre-funded warrants.

On 14 February 2026, the Company entered into a Securities Purchase Agreement with certain investors for the issue of 577,124 Class A Ordinary Shares, pre-funded warrants to purchase 129,005 Class A Ordinary Shares, warrants to purchase 706,129 Class A Ordinary Shares at $5.148 per share and warrants to purchase 706,129 Class A Ordinary Shares at $6.864 per share, for aggregate gross proceeds of $2.6 million (the “February 2026 PIPE”). The shares were issued on 20 February 2026. On 31 March 2026, 208,238 pre-funded warrants were exercised.

On 27 February 2026, Bevilacqua PLLC exercised 71,429 service warrants at an exercise price of $0.88 per share, settled against amounts owed to it for legal services. The shares were released on 2 April 2026.

Acquisition of Royal Uranium

On 12 February 2026, the Company entered into Mineral & Element Advisory Agreements with three advisors, under which the advisors provide strategic, operational and technical advisory services in connection with potential mineral asset transactions (Note 7). On 18 February 2026, the Company entered into a Share Exchange Agreement with certain shareholders of Royal Uranium to acquire up to 100% of its issued share capital in exchange for up to 3,750,018 Class A Ordinary Shares, which valued Royal Uranium at $15.0 million. On execution of the Share Exchange Agreement, the advisory fee under the element advisory agreements became payable and the Company issued 95,000 Class A Ordinary Shares and pre-funded warrants to purchase 190,000 Class A Ordinary Shares on 20 February 2026.

At an Extraordinary General Meeting held on 8 June 2026, shareholders approved (i) the acquisition of Royal Uranium, (ii) the conversion of the 4,171,327 Series A Convertible Preferred Shares into Class A Ordinary Shares, to occur upon clearance of an initial listing application with Nasdaq, and (iii) the change of the Company’s name to Fusion Elements plc, subject to the approval of the Registrar of Companies in Ireland and any necessary Nasdaq submissions. The Share Exchange Agreement was amended on 11 June 2026 and the acquisition completed on 21 July 2026 (Note 28).

Operating developments

Steam production at BioSteam’s first biomass-powered industrial steam project in South Africa began on 1 May 2026, and commercial operations were announced on 11 May 2026. BrightHy recognised its first significant engineering services revenue in the period (Note 4).

Restatement of the 2025 consolidated financial statements

The consolidated financial statements for the year ended 31 December 2025 have been restated in the Company’s Annual Report on Form 20-F/A (Amendment No. 1). The comparative statement of financial position at 31 December 2025 in these condensed consolidated financial statements is presented as restated (Note 2).